Consolidated Statement Of Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, amount at Dec. 31, 2008	$ 43,936	$ 28,697,510	$ (12,159,833)		$ (24,928,292)		$ (8,346,679)
Beginning Balance, shares at Dec. 31, 2008	439,342,817
Shares issued for services, Shares	100,672,187
Shares issued for services, Amount	10,067	489,465					499,532
Shares issued for financing, Shares	325,323,972
Shares issued for financing, Amount	32,532	1,217,468					1,250,000
Share-based compensation, Shares	4,550,000
Share-based compensation, Amount	455	2,929,643					2,930,098
Issuance of Common Stock for debt conversion, Shares	4,025,799,813
Issuance of Common Stock for debt conversion, Amount	402,580	10,408,983					10,811,563
Warrants exercised, Shares	32,713,022
Warrants exercised, Amount	3,271	267,191					270,462
Shares issued for liquidated damages, Shares	53,333,334
Shares issued for liquidated damages, Amount	5,333	961,947					967,280
Treasury shares, Shares	(34,000,000)
Treasury shares, Amount	(3,400)	(11,556,600)	11,560,000				0
Reclassification of derivative liability		1,347,487					1,347,487
Other comprehensive income (loss), net of income tax provision (benefit):
Net loss					(9,769,139)		(9,769,139)
Ending Balance, Amount	494,774	34,763,094	(599,833)		(34,697,431)		(39,396)
Ending Balance, shares at Dec. 31, 2009	4,947,735,145
Beginning Balance, amount at Dec. 31, 2009							(39,396)
Shares issued for services, Shares	80,736,596
Shares issued for services, Amount	8,074	630,090					638,164
Shares issued for cash, Shares	90,796,770
Shares issued for cash, Amount	9,080	440,920					450,000
Share-based compensation, Shares	4,131,579
Share-based compensation, Amount	413	2,221,844					2,222,257
Issuance of Common Stock for debt conversion, Shares	1,025,832,843
Issuance of Common Stock for debt conversion, Amount	102,583	3,600,479					3,703,062
Warrants exercised, Shares	42,771,971
Warrants exercised, Amount	4,277	(4,277)					0
Options exercised, Shares	80,767,160
Options exercised, Amount	8,077	(8,077)					0
Shares issued for security position, Shares	11,111,111
Shares issued for security position, Amount	1,111	45,556					46,667
Reclassification of derivative liability		1,202,820					1,202,820
Acquisition of Biocordcell						974,999	974,999
Other comprehensive income (loss), net of income tax provision (benefit):
Foreign currency translation				(551)			(551)
Total comprehensive income (loss)							(8,452,280)
Net loss					(8,092,505)	(359,224)	(8,451,729)
Ending Balance, Amount	$ 628,389	$ 42,892,449	$ (599,833)	$ (551)	$ (42,789,936)	$ 615,775	$ 646,293
Ending Balance, shares at Dec. 31, 2010	6,283,883,175